Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data [Abstract]
Total revenues	$ 130,381	$ 120,759	$ 126,695	$ 119,040	$ 131,523	$ 135,347	$ 136,009	$ 132,581	$ 132,769	$ 498,017	$ 536,706	$ 430,392
Net income (loss) attributable to stockholders	$ 103	$ (11,193)	$ 11,784	$ (5,588)	$ 9,769	$ 4,110	$ (25,877)	$ (36,570)	$ (5,195)	$ 4,772	$ (63,532)	$ 39,138
Net (loss) income per share attributable to stockholders - basic and diluted (See Note 16)	$ 0.00	$ (0.12)	$ 0.12	$ (0.06)	$ 0.10	$ 0.06	$ (0.27)	$ (0.39)	$ (0.06)